Held-for-Sale Current Non-Financial Assets - Additional Information (Detail) - Assets and liabilities classified as held for sale [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($) Buildings Land
Pemex logistics [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	$ 1,072,537
Non-financial assets held for sale, current	1,072,537
CENAGAS [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	$ 181,101
Number of buildings | Buildings	74
Number of lands | Land	10